Fair Value Accounting - Schedule of Valuation Techniques and Significant Unobservable Inputs Used to Measure Financial Instruments on a Non-Recurring Basis (Details) - Collateral Dependent Impaired Loans - Level 3 - Fair Value, Measurements, Nonrecurring Basis - Third Party Appraised value of Real Estate Less Estimated Selling Costs
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing assets and servicing liabilities at fair value, assumptions used to estimate fair value, discount rate	0.00%	0.00%
Fair value inputs, estimated selling costs	0.00%	0.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing assets and servicing liabilities at fair value, assumptions used to estimate fair value, discount rate	40.00%	41.00%
Fair value inputs, estimated selling costs	10.00%	10.00%
Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing assets and servicing liabilities at fair value, assumptions used to estimate fair value, discount rate	14.00%	29.00%
Fair value inputs, estimated selling costs	7.00%	7.00%